Acquisition - Schedule Of Unaudited Supplemental Pro Forma Historical Results Operation Of Company And Suprnation (Details) - USD ($) $ in Thousands	2 Months Ended	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Business Acquisition [Line Items]
Revenue		$ 308,864	$ 321,027	$ 363,205
Net income (loss) attributable to DoubleDown Interactive Co., Ltd.		100,885	(233,978)	$ 78,108
SuprNation [Member]
Business Acquisition [Line Items]
Revenue	$ 4,300	330,462	346,433
Net income (loss) attributable to DoubleDown Interactive Co., Ltd.		$ 93,802	$ (246,585)